Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets - Goodwill
Schedule of assumptions used in calculation of impairment of goodwill
Hypotheses

Basis of valuation	Value in use: discounted cash flows
Period of projection of cash flows(1)	10 years
Perpetual cash flow	(2)
Discount rate(6)	7.54%
Of which:
Cost of Equity(3)	11.23%
Cost of Debt(4)	5.27%
Equity Structure(5)	38% Equity / 62% Debt
(1)

The period of projections of cash flow are prepared using internal budgets and growth plans of Banks’ Management, based on historical data, market expectations and conditions such as industry growth and inflation.

(2)	The perpetual cash flow has been calculated based on the following formula over the last cash flow estimated [D*(1+g)//i-g)]*(1+i)^-n, where:
•	D = Last estimated cash flow,
•	g = Perpetual growth (0%),
•	i = Discount rate, and
•	n= Number of year of last estimated cash flow.
(3)	The Cost of Equity has been calculated based on the following formula Rf+(ß*Pr), where:
•	Rf = Risk free rate (6.26%),
•	β = Beta (0.779), and
•	Pr = Equity Risk Premium (6.38%).
(4)	The Cost of Debt has been calculated based on the actual pretax financing cost of the Bank.
(5)

The Equity Structure has been calculated based on the following formula: Equity/(Total Liability+Equity). The Debt Structure has been calculated based on the following formula: Debt/(Total Liability+Equity).

(6)	The Discount rate has been calculated based on the following formula: (Cost of Equity*Equity Structure) + (Cost of Debt*Debt Structure).